Foreclosed assets (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Summary of Foreclosed Assets Analysis

residential in real estate foreclosures for December 31, 2017. An analysis of foreclosed properties for the years ended December 31, 2018 and 2017 follows (in thousands).

	Year ended December 31,
	2018	2017
Balance at beginning of year	$1,546	$1,151
Transfers from loans	318	2,658
Foreclosed property sold	(1,248)	(2,118)
Write-down of foreclosed property	(120)	(145)

Balance at end of year	$496	$1,546

Summary of Expenses Applicable to Foreclosed Assets

Expenses applicable to foreclosed assets for the years ended December 31, 2018 and 2017 include the following (amounts in thousands).

	Year ended December 31,
	2018	2017
Net (gain) loss on sales of foreclosed assets	$20	$(72)
Write-down of foreclosed property	120	145
Operating expenses, net of rental income	60	90

Total	$200	$163